Finance Receivables - Summary of Changes in Allowance for Credit Losses on Finance Receivables (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 803	$ 55,031	$ 55,031	$ 53,146	$ 27,117
Effects of adopting fair value option	0	(55,031)	(55,031)	0	0
Provisions for credit losses on finance receivables	457	7	929	81,619	99,389
Finance receivables charged off	(329)	0	(126)	(90,174)	(78,882)
Ending balance	$ 931	$ 7	$ 803	$ 55,031	$ 53,146